PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 6,269	$ 8,914
Accumulated depreciation	3,008	6,213
Depreciated cost	3,261	2,701	$ 1,640
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,065	3,390
Accumulated depreciation	786	2,990
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	272	852
Accumulated depreciation	225	785
Trade equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	0	42
Accumulated depreciation	0	42
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	210	210
Accumulated depreciation	201	206
Equipment held by customer [Member]
Property, Plant and Equipment [Line Items]
Cost	4,722	4,420
Accumulated depreciation	$ 1,796	$ 2,190